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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	6/30/08

Date of reporting period:	9/30/07

Item 1.            Schedule of Investments.

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia High Yield Municipal Fund

	Par ($)	Value ($)
Municipal Bonds — 98.5%
EDUCATION — 3.2%
Education — 1.1%
CA Statewide Communities Development Authority
San Francisco Art Institute,
Series 2002,
7.375% 04/01/32	750,000	757,868
FL Broward County Educational Facilities Authority
Nova Southeastern University,
Series 2004,
5.625% 04/01/34	925,000	946,978
OR Forest Grove Student Housing
Oak Tree Foundation,
Series 2007,
5.500% 03/01/37	3,500,000	3,310,090
PA Higher Education Facilities Authority
Philadelphia University,
Series 2004 A,
5.125% 06/01/25	1,100,000	1,112,617
VT Education & Health Buildings Agency
Vermont Law School Project,
Series 2003 A,
5.500% 01/01/33	500,000	503,370
WV University
Series 2000 A,
Insured: AMBAC:
(a) 04/01/19	1,250,000	760,062
(a) 04/01/25	2,750,000	1,223,420
Education Total		8,614,405
Prep School — 1.1%
CA Statewide Communities Development Authority
Crossroads School for Arts & Sciences,
Series 1998,
6.000% 08/01/28(b)	940,000	963,744
IL Finance Authority
Chicago Charter School Foundation,
Series 2007,
5.000% 12/01/36	1,750,000	1,633,047
KY Louisville & Jefferson County Metropolitan Government
Assumption High School, Inc.,
Series 2006,
5.000% 10/01/35	1,500,000	1,428,405
MA Health & Educational Facilities Authority
Learning Center for Deaf Children,
Series 1999 C,
6.100% 07/01/19	1,000,000	1,015,230

	Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Prep School — (continued)
MI Conner Creek Academy
Series 2007,
5.000% 11/01/26	2,540,000	2,285,568
MI Summit Academy North
Series 2005,
5.500% 11/01/35	750,000	705,143
NH Business Finance Authority
Proctor Academy,
Series 1998 A,
5.400% 06/01/17	775,000	786,695
Prep School Total		8,817,832
Student Loan — 1.0%
CT Higher Education Supplemental Loan Authority
Family Education Loan Program,
Series 2005 A, AMT,
Insured: MBIA
4.375% 11/15/21	1,215,000	1,222,715
NE Nebhelp, Inc.
Series 1993 A-6, AMT,
Insured: MBIA
6.450% 06/01/18	4,000,000	4,223,640
NM Educational Assistance Foundation
Series 1996 A-2, AMT,
6.650% 11/01/25	1,915,000	1,951,960
Student Loan Total		7,398,315
EDUCATION TOTAL		24,830,552
HEALTH CARE — 34.4%
Continuing Care Retirement — 14.8%
AZ Health Facilities Authority
Beatitudes Campus Project,
Series 2007,
5.200% 10/01/37	1,750,000	1,576,400
CA La Verne
Brethren Hillcrest Homes,
Series 2003 B,
6.625% 02/15/25	685,000	737,115
CO Health Facilities Authority
Christian Living Communities Project,
Series 2006 A:
5.750% 01/01/26	500,000	503,510
5.750% 01/01/37	1,500,000	1,485,180
Covenant Retirement Communities, Inc.,
Series 2005,
5.000% 12/01/35	2,900,000	2,740,848
CT Development Authority
Elim Park Baptist Home, Inc.,
Series 2003,
5.850% 12/01/33	660,000	679,265

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
FL Lee County Industrial Development Authority
Shell Point Village,
Series 2007,
5.000% 11/15/29	4,000,000	3,765,040
FL Orange County Health Facilities Authority
Orlando Lutheran:
Series 2005,
5.700% 07/01/26	1,000,000	1,007,990
Series 2007:
5.500% 07/01/32	350,000	341,194
5.500% 07/01/38	1,750,000	1,689,503
FL Palm Beach County Health Facilities Authority
Abbey Delray South,
Series 2003,
5.350% 10/01/14	1,250,000	1,301,050
FL Sarasota County Health Facility Authority
Series 2007,
5.500% 01/01/32	3,000,000	2,883,300
FL St. John’s County Industrial Development Authority
Glenmoor at St. John’s, Inc.,
Series 2006 A,
5.375% 01/01/40	2,000,000	1,865,440
Ponte Vedra, Inc.,
Series 2007,
5.000% 02/15/27	2,765,000	2,687,939
GA Fulton County
Canterbury Court Project,
Series 2004 A,
6.125% 02/15/34	1,000,000	1,023,990
Lenbrook Project,
Series 2006 A:
5.000% 07/01/29	3,000,000	2,712,150
5.125% 07/01/42	1,000,000	884,640
GA Savannah Economic Development Authority
Marshes of Skidaway,
Series 2003 A:
7.400% 01/01/24	500,000	536,095
7.400% 01/01/34	3,000,000	3,199,350
IA Finance Authority
Deerfield Retirement Community, Inc.,
Series 2007 A,
5.500% 11/15/27	1,135,000	1,088,306

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
IL Finance Authority
Lutheran Senior Services,
Series 2006,
5.125% 02/01/26	2,000,000	2,000,600
Sedgebrook, Inc.,
Series 2007 A,
6.000% 11/15/37	5,000,000	5,003,350
Tabor Hills Supportive Living,
Series 2006,
5.250% 11/15/36	2,000,000	1,891,660
Washington & Jane Smith Community:
Series 2003 A,
7.000% 11/15/32	1,000,000	1,062,020
Series 2005 A,
6.250% 11/15/35	2,750,000	2,818,282
IN Health & Educational Facilities Financing Authority
Baptist Homes of Indiana, Inc.,
Series 2005,
5.250% 11/15/35	2,750,000	2,725,855
KS Lenexa
Lakeview Village, Inc.,
Series 2007,
5.500% 05/15/39	2,250,000	2,233,148
KS Manhattan
Meadowlark Hills Retirement Foundation,
Series 2007,
5.125% 05/15/37	1,000,000	886,960
MA Boston Industrial Development Financing Authority
Springhouse, Inc.,
Series 1998,
5.875% 07/01/20	385,000	389,277
MA Development Finance Agency
Berkshire Retirement Community, Inc.,
Series 1999,
5.625% 07/01/29	1,250,000	1,255,125
Loomis House, Inc.:
Series 1999 A,
5.625% 07/01/15	650,000	667,290
Series 2002 A,
6.900% 03/01/32	220,000	236,029
MD Howard County
Columbia Vantage House Corp.,
Series 2007 A,
5.250% 04/01/33	750,000	709,725
MD Westminster Economic Development Authority
Carroll Lutheran Village, Inc.,
Series 2004 A,
6.250% 05/01/34	1,750,000	1,811,775

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
MI Kentwood Economic Development Corp.
Holland Home,
Series 2006 A,
5.375% 11/15/36	2,500,000	2,390,125
MI Meridian Economic Development Corp.
Burcham Hills Retirement Center II,
Series 2007 A-1,
5.250% 07/01/26	1,045,000	983,146
MN Columbia Heights
Crest View Corp.,
Series 2007 A:
5.550% 07/01/27	1,000,000	983,420
5.700% 07/01/42	2,000,000	1,943,860
MO Health & Educational Facilities Authority
Lutheran Senior Services,
Series 2007 A,
4.875% 02/01/27	3,000,000	2,864,160
MO St. Louis Industrial Development Authority
St. Andrews Resources for Seniors,
Series 2007 A:
6.250% 12/01/26	2,000,000	2,040,480
6.375% 12/01/41	3,000,000	3,066,030
MT Facility Finance Authority
St. John’s Lutheran Ministries, Inc.,
Series 2006 A,
6.125% 05/15/36	1,000,000	1,016,500
NC Medical Care Commission
United Methodist Retirement Homes, Inc.,
Series 2005 C,
5.500% 10/01/32	1,000,000	954,450
NH Higher Educational & Health Facilities Authority
Rivermead at Peterborough,
Series 1998:
5.625% 07/01/18	500,000	505,200
5.750% 07/01/28	1,665,000	1,673,208
NJ Economic Development Authority
Cranes Mill Project A,
Series 2005 A,
5.000% 06/01/20	2,120,000	2,094,390
Lions Gate,
Series 2005 A:
5.750% 01/01/25	400,000	404,680
5.875% 01/01/37	1,330,000	1,345,880
Seabrook Village, Inc.,
Series 2006,
5.250% 11/15/36	2,700,000	2,513,700
Seashore Gardens Project,
Series 2006,
5.300% 11/01/26	500,000	476,895

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
NY East Rochester Housing Authority
Woodland Village Project,
Series 2006,
5.500% 08/01/33	1,700,000	1,663,161
PA Bucks County Industrial Development Authority
Ann’s Choice, Inc.,
Series 2005 A,
6.250% 01/01/35	1,750,000	1,790,565
PA Chartiers Valley Industrial & Commercial Development Authority
Asbury Health Center,
Series 1999,
6.375% 12/01/24	750,000	767,033
Friendship Village of South Hills,
Series 2003 A,
5.750% 08/15/20	1,000,000	1,017,140
PA Delaware County Authority
Dunwoody Village,
Series 2003 A,
5.375% 04/01/17	750,000	772,298
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community,
Series 2005:
6.125% 02/01/28	1,400,000	1,434,258
6.250% 02/01/35	1,350,000	1,382,481
SC Jobs Economic Development Authority
Lutheran Homes,
Series 2007,
5.500% 05/01/28	1,100,000	1,046,650
Wesley Commons,
Series 2006,
5.300% 10/01/36	2,500,000	2,292,850
TN Johnson City Health & Educational Facilities Authority
Appalachian Christian Village,
Series 2004 A,
6.250% 02/15/32	250,000	258,043
TN Metropolitan Government Nashville & Davidson County
Blakeford at Green Hills,
Series 1998,
5.650% 07/01/24	1,825,000	1,830,785
TN Shelby County Health Educational & Housing Facilities Board
Germantown Village:
Series 2003 A,
7.250% 12/01/34	675,000	687,960

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
Series 2006,
6.250% 12/01/34	500,000	456,890
Trezevant Manor,
Series 2006 A,
5.750% 09/01/37	3,950,000	3,925,194
TX Abilene Health Facilities Development Corp.
Sears Methodist Retirement Center:
Series 1998 A,
5.900% 11/15/25	1,350,000	1,357,506
Series 2003 A,
7.000% 11/15/33	800,000	851,016
TX Bexar County Health Facilities Development Corp.
Army Retirement Residence,
Series 2007,
5.000% 07/01/27	1,000,000	970,600
TX HFDC of Central Texas, Inc.
Legacy at Willow Bend,
Series 2006 A,
5.750% 11/01/36	2,100,000	2,003,127
Village at Gleannloch Farms,
Series 2006 A,
5.500% 02/15/37	1,850,000	1,744,717
TX Houston Health Facilities Development Corp.
Buckingham Senior Living Community, Inc.,
Series 2004 A,
7.125% 02/15/34	1,000,000	1,198,670
VA James City County Economic Development Authority
Williamsburg Landing, Inc.,
Series 2005 A,
5.500% 09/01/34	750,000	729,443
VA Suffolk Industrial Development Authority
Lake Prince Center,
Series 2006,
5.150% 09/01/24	750,000	711,023
WI Health & Educational Facilities Authority
Clement Manor,
Series 1998,
5.750% 08/15/24	2,200,000	2,206,732
Eastcastle Place, Inc.,
Series 2004,
6.125% 12/01/34	500,000	501,385
Milwaukee Catholic Home,
Series 2006,
5.000% 07/01/26	750,000	737,400
Three Pillars Senior Living Communities:
Series 2003,
5.600% 08/15/23	790,000	804,986
Series 2004 A,
5.500% 08/15/34	870,000	880,370

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
United Lutheran Program for the Aging,
Series 1998,
5.700% 03/01/28	750,000	752,468
Continuing Care Retirement Total		116,430,276
Health Services — 0.7%
CO Health Facilities Authority
National Jewish Medical & Research Center,
Series 1998,
5.375% 01/01/23	1,080,000	1,086,286
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999:
5.650% 02/01/19	370,000	379,257
5.750% 02/01/29	550,000	555,769
MA Health & Educational Facilities Authority
Civic Investments, Inc.,
Series 2002 A,
9.000% 12/15/15	1,500,000	1,784,505
MN Minneapolis & St. Paul Housing & Redevelopment Authority
HealthPartners:
Series 2003,
5.875% 12/01/29	400,000	414,180
Series 2006,
5.250% 05/15/23	1,000,000	1,012,960
Health Services Total		5,232,957
Hospitals — 14.5%
AR Washington County
Washington Regional Medical Center:
Series 2005 A,
5.000% 02/01/35	1,000,000	961,050
Series 2005 B,
5.000% 02/01/30	250,000	244,068
AZ Health Facilities Authority
Phoenix Memorial Hospital,
Series 1991,
8.125% 06/01/12(c)	1,849,099	6,472
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association,
Series 2003 C,
5.375% 03/01/21	500,000	512,935
CA Health Facilities Financing Authority
Catholic Health Care West,
Series 2004 G,
5.250% 07/01/23	500,000	516,020
Stanford Hospital & Clinics Projects,

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
Series 2003 A,
5.000% 11/15/23	1,500,000	1,523,640
CA Statewide Communities Development Authority
Huntington Memorial Hospital,
Series 2005,
5.000% 07/01/35	3,500,000	3,517,605
Kaiser Permanente,
Series 2007 A,
4.750% 04/01/33	3,250,000	3,124,517
CA Turlock
Emanuel Medical Center, Inc.:
Series 2004,
5.375% 10/15/34	2,000,000	2,005,760
Series 2007 B,
5.125% 10/15/37	4,750,000	4,570,402
CA Whittier
Presbyterian Intercommunity Hospital,
Series 2002,
5.750% 06/01/31	1,000,000	1,104,250
CO Health Facilities Authority
Vail Valley Medical Center,
Series 2004,
5.000% 01/15/20	1,000,000	1,002,960
FL Highlands County Health Facilities Authority
Adventist Health Care,
Series 2005 B,
5.000% 11/15/30	5,500,000	5,517,875
FL Hillsborough County Industrial Development Authority
Tampa General Hospital Project,
Series 2003 B,
5.250% 10/01/34	1,000,000	1,008,190
FL Jacksonville Health Facilities Authority
Baptist Medical Center Project,
Series 2007 A,
5.000% 08/15/37	5,000,000	4,976,650
FL Miami Health Facilities Authority
Catholic Health East,
Series 2003 B,
5.125% 11/15/24	1,000,000	1,020,750
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System,
Series 1999 E,
6.000% 10/01/26	855,000	883,685
FL South Lake County Hospital District
South Lake Hospital, Inc.,
Series 2003:
6.375% 10/01/28	750,000	791,415
6.375% 10/01/34	500,000	524,470

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
FL West Orange Health Care District
Series 2001 A,
5.650% 02/01/22	1,450,000	1,501,359
IL Health Facilities Authority
Thorek Hospital & Medical Center,
Series 1998,
5.375% 08/15/28	500,000	502,085
IL Southwestern Development Authority
Anderson Hospital:
Series 1999:
5.500% 08/15/20	500,000	509,320
5.625% 08/15/29	250,000	253,063
Series 2006,
5.125% 08/15/26	1,245,000	1,230,832
IN Health & Educational Facility Financing Authority
Clarian Health Partners,
Series 2006 A,
5.000% 02/15/39	1,875,000	1,831,350
Jackson County Schneck Memorial,
Series 2006 A,
5.250% 02/15/30	1,000,000	1,010,070
IN Health Facility Financing Authority
Community Foundation of Northwest Indiana, Inc.,
Series 2004 A,
6.000% 03/01/34	850,000	881,501
KS University Hospital Authority
Series 2006:
4.500% 09/01/32	1,000,000	904,090
5.000% 09/01/36	2,200,000	2,186,580
LA Public Facilities Authority
Ochsner Clinic Foundation,
Series 2007 A,
5.250% 05/15/38	5,000,000	5,005,650
Touro Infirmary,
Series 1999 A:
5.500% 08/15/19	510,000	517,823
5.625% 08/15/29	240,000	242,170
MA Health & Educational Facilities Authority
Jordan Hospital:
Series 1998 D,
5.250% 10/01/18	600,000	600,162
Series 2003 E,
6.750% 10/01/33	750,000	797,715
Milford-Whitinsville Regional Hospital:
Series 1998 C,
5.750% 07/15/13	610,000	626,684

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
Series 2007,
5.000% 07/15/32	1,250,000	1,148,450
MD Health & Higher Educational Facilities Authority
Adventist Health Care,
Series 2003 A:
5.000% 01/01/16	400,000	406,412
5.750% 01/01/25	600,000	618,996
MI Dickinson County
Dickinson County Health Care System,
Series 1999,
5.800% 11/01/24	1,000,000	1,018,050
MI Hospital Finance Authority
Garden City Hospital,
Series 2007,
5.000% 08/15/38	2,250,000	1,998,517
Henry Ford Health,
Series 2006 A,
5.000% 11/15/21	1,000,000	1,032,510
McLaren Health Care Corp.,
Series 2005 C,
5.000% 08/01/35	2,500,000	2,509,500
Oakwood Obligated Group,
Series 2003,
5.500% 11/01/18	1,600,000	1,689,584
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc.,
Series 2005,
5.150% 11/15/20	750,000	756,390
MN Washington County Housing & Redevelopment Authority
HealthEast, Inc.,
Series 1998,
5.250% 11/15/12	1,100,000	1,119,536
MO Cape Girardeau County
Southeast Missouri Hospital Association,
Series 2003,
5.000% 06/01/27	3,750,000	3,671,587
MO Health & Educational Facilities Authority
Lake Regional Health Systems Project,
Series 2003,
5.700% 02/15/34	1,000,000	1,023,090
MO Saline County Industrial Development Authority
John Fitzgibbon Memorial Hospital,
Series 2005,
5.625% 12/01/35	2,750,000	2,685,980
NC Medical Care Commission
Stanly Memorial Hospital,
Series 1999,
6.375% 10/01/29	1,000,000	1,035,600

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
NH Higher Educational & Health Facilities Authority
Catholic Medical Center,
Series 2002 A,
6.125% 07/01/32	50,000	52,325
Littleton Hospital Association, Inc.:
Series 1998 A:
5.900% 05/01/18	500,000	507,955
6.000% 05/01/28	1,000,000	1,015,650
Series 1998 B,
5.900% 05/01/28	675,000	683,957
The Memorial Hospital at North Conway,
Series 2006,
5.250% 06/01/21	1,000,000	1,008,940
NJ Health Care Facilities Financing Authority
Children’s Specialized Hospital,
Series 2005 A,
5.000% 07/01/24	745,000	734,965
NM Farmington
San Juan Medical Center,
Series 2004 A,
5.000% 06/01/23	500,000	504,765
NV Henderson
St. Rose Dominican Hospital,
Series 1998,
5.125% 07/01/28	540,000	551,615
NY Dormitory Authority
Mount Sinai Hospital, NYU Medical Center,
Series 2000 C,
5.500% 07/01/26	2,275,000	2,293,973
Mount Sinai Hospital,
Series 2000,
5.500% 07/01/26	225,000	225,659
NY Monroe County Industrial Development Agency
Highland Hospital,
Series 2005,
5.000% 08/01/25	1,115,000	1,105,835
OH Higher Educational Facility Commission
University Hospitals Health Systems, Inc.,
Series 2007 A,
4.500% 01/15/31	5,000,000	4,492,750
OH Highland County Joint Township
Series 1999,
6.750% 12/01/29	1,815,000	1,946,352

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
OH Lakewood Hospital Improvement District
Lakewood Hospital Association,
Series 2003,
5.500% 02/15/15	1,250,000	1,326,113
OH Miami County Hospital Facilities Authority
Upper Valley Medical Center, Inc.,
5.250% 05/15/17	1,000,000	1,040,250
OH Sandusky County
Memorial Hospital,
Series 1998,
5.150% 01/01/10	250,000	253,758
OK Development Finance Authority
Duncan Regional Hospital,
Series 2003 A,
5.125% 12/01/23	2,000,000	2,031,220
OK Norman Regional Hospital Authority
Series 2007,
5.000% 09/01/27	2,000,000	1,953,080
OK Stillwater Medical Center Authority
Series 2003,
5.625% 05/15/23	1,000,000	1,037,630
Series 2005,
5.000% 05/15/17	1,155,000	1,175,998
SC Jobs Economic Development Authority
Bon Secours-St. Francis Medical Center,
Series 2002,
5.500% 11/15/23	2,250,000	2,327,962
SD Health & Educational Facilities Authority
Sioux Valley Hospital & Health System,
Series 2004 A,
5.250% 11/01/34	1,100,000	1,126,752
TN Johnson City Health & Educational Facilities Board
Mountain States Health Alliance,
Series 2006 A,
5.500% 07/01/36	750,000	758,760
TN Knox County Health, Educational & Housing Facilities Authority
East Tennessee Hospital,
Series 2003 B,
5.750% 07/01/33	150,000	153,447
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System,
Series 2006 C:
5.250% 09/01/26	1,000,000	1,004,910
5.250% 09/01/36	4,500,000	4,420,935
VA Augusta County Industrial Development Authority
Augusta Health Care, Inc.,
Series 2003,
5.250% 09/01/19	2,000,000	2,168,560

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
VT Educational & Health Buildings Financing Agency
Fletcher Allen Health Care,
Series 2007 A,
4.750% 12/01/36	800,000	725,080
WA Skagit County Public Hospital District No. 1
Series 2003,
6.000% 12/01/23	1,000,000	1,054,110
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 2003,
6.400% 04/15/33	700,000	739,802
Fort Health Care, Inc.,
Series 2004,
6.100% 05/01/34	1,965,000	2,061,403
Hospitals Total		113,611,881
Intermediate Care Facilities — 0.6%
IL Development Finance Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,410,000	1,427,174
IN Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,165,000	1,179,190
LA Public Facilities Authority
Progressive Health Care Providers, Inc.,
Series 1998,
6.375% 10/01/28	2,000,000	2,012,140
Intermediate Care Facilities Total		4,618,504
Nursing Homes — 3.8%
AK Juneau
St. Ann’s Care Center, Inc.,
Series 1999,
6.875% 12/01/25	1,660,000	1,612,126
CO Health Facilities Authority
Evangelical Lutheran Good Samaritan Foundation:
Series 2005,
5.000% 06/01/35	750,000	722,745
Series 2006,
5.250% 06/01/24	2,000,000	2,041,760
Volunteers of America Care Facilities,
Series 1999 A,
5.750% 07/01/10	425,000	435,544
CT Development Authority Health Facility
Alzheimers Resources Center, Inc.,
Series 2007,
5.400% 08/15/21	1,080,000	1,068,509

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — (continued)
DE Economic Development Authority
Churchman Village Project,
Series 1991 A,
10.000% 03/01/21	615,000	614,889
Greystone Midwest Junior Lien
7.148% 08/01/36(d)	5,426,299	4,879,817
IA Finance Authority
Care Initiatives,
Series 1998 B:
5.500% 07/01/08	110,000	110,877
5.750% 07/01/18	600,000	604,476
5.750% 07/01/28	1,475,000	1,480,413
IA Marion Health Care Facilities
Series 2003,
6.500% 01/01/29(e) (8.000% 01/01/09)	300,000	332,376
KY Economic Development Finance Authority
Series 2003,
6.500% 01/01/29(e) (8.000% 01/01/09)	920,000	1,020,860
MA Development Finance Agency
Alliance Health Care Facilities,
Series 1999 A,
7.100% 07/01/32	2,140,000	2,150,807
MA Industrial Finance Agency
GF/Massachusetts, Inc.,
Series 1994,
8.300% 07/01/23	810,000	766,462
MN Eveleth
Arrowhead Senior Living Community,
Series 2007,
5.200% 10/01/27	1,375,000	1,275,037
MN Sartell
Foundation for Health Care:
Series 1999 A,
6.625% 09/01/29	2,000,000	2,040,080
Series 2001 A,
8.000% 09/01/30	1,000,000	1,082,410
MN St. Paul Housing & Redevelopment Authority
Sholom Home East Inc.,
Series 2007 A,
5.050% 10/01/27	1,000,000	945,830
MO St. Louis County Industrial Development Authority
Ranken Jordan Project,
Series 2007,
5.000% 11/15/35	1,300,000	1,168,128

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — (continued)
NY Dutchess County Industrial Development Agency
Elant Fishkill, Inc.,
Series 2007 A,
5.250% 01/01/37	1,400,000	1,341,410
PA Chester County Industrial Development Authority
Pennsylvania Nursing Home,
Series 2002,
8.500% 05/01/32	380,000	390,602
PA Delaware County Industrial Development Authority
Care Institute-Main Line LLC,
Series 2005,
9.000% 08/01/31	50,000	37,073
WI Health & Educational Facilities Authority
American Eagle Nursing Home,
Series 2003 A,
8.500% 11/01/33	3,535,000	3,545,746
Nursing Homes Total		29,667,977
HEALTH CARE TOTAL		269,561,595
HOUSING — 11.4%
Assisted Living/Senior — 2.7%
DE Kent County
Heritage at Dover,
Series 1999, AMT,
7.625% 01/01/30	2,550,000	2,405,568
FL St. Johns County Industrial Development Authority
St. John’s County Welfare,
Series 2007 A:
5.200% 10/01/27	2,260,000	2,048,622
5.250% 10/01/41	1,400,000	1,219,470
GA Columbus Housing Authority
The Gardens at Calvary Project,
Series 1999,
7.000% 11/15/29	2,000,000	1,888,700
GA Jefferson Development Authority
Sumner Smith Facility,
Series 2007 A, AMT,
5.875% 08/01/38	2,360,000	2,248,679
MA Development Finance Agency
VOA Concord Assisted Living, Inc.,
Series 2007,
5.200% 11/01/41	1,000,000	920,950
MN Rochester
Madonna Meadows,
Series 2007 A,
5.200% 10/01/23	830,000	812,362

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Assisted Living/Senior — (continued)
MN Roseville
Care Institute, Inc.,
Series 1993,
7.750% 11/01/23	1,270,000	1,099,706
MN St. Paul Housing & Redevelopment Authority
Marian Center Project,
Series 2007 A,
5.300% 11/01/30	1,000,000	947,730
NC Medical Care Commission
DePaul Community Facilities, Inc.:
Series 1998,
6.125% 01/01/28	750,000	703,125
Series 1999,
7.625% 11/01/29	2,190,000	2,250,094
NY Huntington Housing Authority
Gurwin Jewish Senior Center,
Series 1999 A:
5.875% 05/01/19	1,900,000	1,906,878
6.000% 05/01/29	625,000	626,156
NY Mount Vernon Industrial Development Agency
Wartburg Senior Housing, Inc.,
Series 1999,
6.200% 06/01/29	1,000,000	1,004,110
NY Suffolk County Industrial Development Agency
Gurwin Jewish Phase II,
Series 2004,
6.700% 05/01/39	500,000	534,220
OR Clackamas County Hospital Facility Authority
Robison Jewish Home,
Series 2005,
5.250% 10/01/27	700,000	665,098
Assisted Living/Senior Total		21,281,468
Multi-Family — 4.6%
CA Statewide Communities Development Authority
Series 2005, AMT,
Guarantor: GNMA
5.050% 01/20/41	5,000,000	4,936,100
DC Housing Finance Agency
FDS Residential II LP,
Series 2004, AMT,
Insured: FHA
4.850% 06/01/35	1,460,000	1,406,082
DE Wilmington
Electra Arms Senior Association,
Series 1998, AMT,
6.250% 06/01/28	875,000	838,731

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd.,
Series 2000 A, AMT,
7.500% 07/01/40	1,500,000	1,567,110
FL Capital Trust Agency
Atlantic Housing Foundation, Inc.,
Series 2005 C,
5.875% 01/01/28	1,500,000	1,529,205
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd.,
Series 2000 A, AMT,
7.450% 07/01/40	1,360,000	1,411,272
MA Housing Finance Agency
Series 2005 E, AMT,
5.000% 12/01/28	750,000	768,293
ME Housing Authority
Series 2005 A-2, AMT,
4.950% 11/15/27	2,500,000	2,477,850
MN Minneapolis Student Housing
Riverton Community Housing, Inc.,
Series 2006 A,
5.700% 08/01/40	1,600,000	1,546,912
MN Washington County Housing & Redevelopment Authority
Cottages of Aspen,
Series 1992, AMT,
9.250% 06/01/22	425,000	424,877
MN White Bear Lake
Birch Lake Townhomes,
Series 1989 A,
9.750% 07/15/19	750,000	742,500
NC Durham Housing Authority
Magnolia Pointe Apartments,
Series 2005, AMT,
5.650% 02/01/38	3,500,000	3,379,460
NC Medical Care Commission
ARC Project,
Series 2004 A,
5.800% 10/01/34	1,550,000	1,589,866
NM Mortgage Finance Authority
Series 2005 E, AMT,
Insured: FHA
4.800% 09/01/40	1,200,000	1,128,264
OH Montgomery County
Heartland of Centerville LLC,
Series 2005, AMT,
Insured: FHLMC
4.950% 11/01/35	750,000	748,980

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
OK County Finance Authority
Sail Associates LLC,
Series 2007, AMT,
5.250% 12/01/41	1,475,000	1,479,366
OR Housing & Community Services Department
Series 2005 A, AMT,
Insured: FHA
4.850% 07/01/35	1,755,000	1,690,100
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16(f)	455,481	452,543
TX El Paso County Housing Finance Corp.
American Village Communities:
Series 2000 C,
8.000% 12/01/32	570,000	577,570
Series 2000 D,
10.000% 12/01/32	675,000	696,357
VA Fairfax County Redevelopment & Housing Authority
Cedar Ridge Project,
Series 2007, AMT,
Insured: FHA
4.700% 04/01/27	3,000,000	2,881,440
WA Seattle Housing Authority
High Rise Rehabilitation Phase I LP,
Series 2005, AMT,
Insured: FSA
5.000% 11/01/25	1,000,000	1,001,270
WA Tacoma Housing Authority
Redwood,
Series 2005, AMT,
Guarantor: GNMA
5.050% 11/20/37	3,000,000	2,954,130
Multi-Family Total		36,228,278
Single-Family — 4.1%
AR Development Finance Authority
Series 2007 B, AMT,
Guarantor: GNMA
4.624% 07/01/22	2,495,000	2,425,888
CO Housing & Finance Authority
Series 1995 D-1, AMT,
7.375% 06/01/26	25,000	25,748
Series 1997 A-2, AMT,
7.250% 05/01/27	30,000	30,871
FL Housing Finance Corp.
Series 2006 1, AMT,
Guarantor: GNMA
4.850% 07/01/37	1,940,000	1,848,898

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Single-Family — (continued)
MA Housing Finance Agency
Series 2005 A, AMT,
5.200% 06/01/36	1,500,000	1,507,110
Series 2006 122, AMT,
4.875% 12/01/37	3,970,000	3,803,419
MN Housing Finance Agency
Series 2006I, AMT,
5.000% 07/01/21	1,350,000	1,365,376
MN Minneapolis St. Paul Housing Finance Board
Series 2006, AMT,
Guarantor: GNMA
5.000% 12/01/38	2,732,842	2,669,276
NJ Housing & Mortgage Finance Agency
Series 2005 M, AMT,
5.000% 10/01/36	1,735,000	1,711,456
PA Housing Finance Agency
Series 2005 90-A, AMT,
4.700% 10/01/25	1,440,000	1,392,422
PA Pittsburgh Urban Redevelopment Authority
Series 2006 A, AMT,
Guarantor: GNMA
5.000% 10/01/36	1,750,000	1,713,267
RI Housing & Mortgage Finance Corp.
Series 2005, AMT,
4.750% 10/01/30	4,000,000	3,822,080
TN Housing Development Agency
Series 2006,
5.000% 07/01/21	1,420,000	1,436,174
Series 2007-1, AMT,
4.650% 07/01/27	2,000,000	1,907,800
TX Affordable Housing Corp.
Series 2005 A, AMT,
Guarantor: GNMA
5.100% 09/01/39	3,300,000	3,263,931
UT Utah Housing Corp.
Series 2006, AMT:
4.850% 07/01/26	1,000,000	981,800
4.950% 07/01/37	2,000,000	1,939,280
Single-Family Total		31,844,796
HOUSING TOTAL		89,354,542
INDUSTRIALS — 6.6%
Food Products — 0.4%
MI Strategic Fund
Imperial Sugar Co.:
Series 1998 A,
6.250% 11/01/15	1,000,000	1,018,370

	Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Food Products — (continued)
Series 1998 C, AMT,
6.550% 11/01/25	1,500,000	1,515,240
OH Toledo Lucas County Port Authority
Cargill, Inc. Project,
Series 2004 A,
4.800% 03/01/22	500,000	502,340
Food Products Total		3,035,950
Forest Products & Paper — 1.6%
AL Camden Industrial Development Board
Weyerhaeuser Co.,
Series 2003 B, AMT,
6.375% 12/01/24	275,000	294,929
AL Courtland Industrial Development Board
International Paper Co.:
Series 2003 B, AMT,
6.250% 08/01/25	2,000,000	2,096,260
Series 2005 A,
5.200% 06/01/25	1,000,000	968,260
AL Phenix City Industrial Development Board
Meadwestvaco Corp.,
Series 2002 A, AMT,
6.350% 05/15/35	1,000,000	1,036,320
AR Camden Environmental Improvement Authority
International Paper Co.,
Series 2004 A, AMT,
5.000% 11/01/18	250,000	246,643
GA Rockdale County Development Authority
Visy Paper, Inc.,
Series 2007 A, AMT,
6.125% 01/01/34	5,000,000	5,032,700
MS Lowndes County
Weyerhaeuser Co.:
Series 1992 A,
6.800% 04/01/22	1,995,000	2,306,280
Series 1992 B,
6.700% 04/01/22	230,000	263,191
VA Bedford County Industrial Development Authority
Nekoosa Packaging Corp.,
Series 1998, AMT,
5.600% 12/01/25	400,000	388,000
Forest Products & Paper Total		12,632,583

	Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Manufacturing — 0.5%
IL Will-Kankakee Regional Development Authority
Flanders Corp.,
Series 1997, AMT,
6.500% 12/15/17	700,000	704,319
KS Wichita Airport Authority
Cessna Citation Service Center,
Series 2002 A, AMT,
6.250% 06/15/32	1,875,000	1,951,350
MS Business Finance Corp.
Northrop Grumman Ship Systems, Inc.,
Series 2006,
4.550% 12/01/28	1,500,000	1,397,325
Manufacturing Total		4,052,994
Metals & Mining — 0.3%
NV Department of Business & Industry
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
8.000% 09/01/14(f)	345,000	354,819
VA Greensville County Industrial Development Authority
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
7.000% 04/01/14	1,895,000	1,875,595
Metals & Mining Total		2,230,414
Oil & Gas — 3.3%
CA Long Beach Bond Finance Authority
Natutal Gas Purchase,
Series 2007 A,
5.500% 11/15/30(g)	3,500,000	3,703,385
LA St. John Baptist Parish
Marathon Oil Co.,
Series 2007 A,
5.125% 06/01/37	3,050,000	3,035,482
NJ Middlesex County Pollution Control Authority
Amerada Hess Corp.,
Series 2004,
6.050% 09/15/34	285,000	296,047
NV Clark County Industrial Development Authority
Southwest Gas Corp.:
Series 2003 E, AMT,
5.800% 03/01/38	1,750,000	1,814,050
Series 2005 A, AMT,
Insured: AMBAC
4.850% 10/01/35	10,000,000	9,687,300
TX Gulf Coast Industrial Development Authority
Citgo Petroleum,
Series 1998, AMT,
8.000% 04/01/28	875,000	971,407

	Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Oil & Gas — (continued)
TX Texas City Industrial Development Corp.
Arco Pipeline Co., Inc.,
Series 1990,
7.375% 10/01/20	2,000,000	2,542,180
VI Virgin Islands Public Finance Authority
Hovensa LLC:
Series 2003, AMT,
6.125% 07/01/22	875,000	905,170
Series 2004, AMT,
5.875% 07/01/22	1,000,000	1,036,230
Series 2007, AMT,
4.700% 07/01/22	2,000,000	1,871,440
VI Virgin Islands
Hovensa LLC,
Series 2002, AMT,
6.500% 07/01/21	125,000	133,030
Oil & Gas Total		25,995,721
Other Industrial Development Bonds — 0.5%
NJ Economic Development Authority
GMT Realty LLC,
Series 2006 B, AMT,
6.875% 01/01/37	4,000,000	4,211,000
Other Industrial Development Bonds Total		4,211,000
INDUSTRIALS TOTAL		52,158,662
OTHER — 11.1%
Other — 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	1,250,000	1,326,688
Other Total		1,326,688
Pool/Bond Bank — 0.4%
OH Cleveland-Cuyahoga County Port Authority
Series 2004 E,
5.600% 05/15/25	530,000	545,895
Series 2005 B,
LOC: Fifth Third Bank
5.125% 05/15/25	740,000	719,864
OH Summit County Port Authority
Seville Project,
Series 2005 A,
5.100% 05/15/25	480,000	476,664
SD Economic Development Finance Authority
Davis Family Sodak,
Series 2004 4-A, AMT,
6.000% 04/01/29	1,400,000	1,418,774
Pool/Bond Bank Total		3,161,197

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(h) — 7.9%
CA ABAG Finance Authority for Nonprofit Corps.
Eskaton Gold River Lodge,
Series 1998,
Pre-refunded 11/15/08:
6.375% 11/15/15	540,000	562,329
6.375% 11/15/28	550,000	578,226
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1,
Pre-refunded 06/01/13,
6.250% 06/01/33	2,850,000	3,126,735
Series 2003 B,
Pre-refunded 06/01/13,
5.500% 06/01/43	1,250,000	1,369,513
CA Orange County Community Facilities District
Ladera Ranch,
Series 1999 A,
Pre-refunded 08/15/09,
6.500% 08/15/21	1,000,000	1,072,820
CA Statewide Communities Development Authority
Eskaton Village - Grass Valley,
Series 2000,
Pre-refunded 11/15/10,
8.250% 11/15/31	1,695,000	1,924,350
CO Adams County
Series 1991 B:
Escrowed to Maturity,
11.250% 09/01/11	220,000	280,152
Pre-refunded 09/01/09,
11.250% 09/01/11(i)	325,000	370,357
Pre-refunded 09/01/10,
11.250% 09/01/11	360,000	434,563
CO Department of Transportation
Series 2001,
Pre-refunded 12/15/08,
Insured: MBIA:
6.907% 06/15/14(f)(j)	6,000,000	6,454,680
6.907% 06/15/15(f)(j)	4,000,000	4,303,120
CO E-470 Public Highway Authority
Series 2000 B,
Pre-refunded 09/01/10,
(a) 09/01/35	17,500,000	2,392,600
CO Health Facilities Authority
Volunteers of America Care Facilities,
Series 1998 A,
Pre-refunded 07/01/08,
5.750% 07/01/20	700,000	724,969

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(h) — (continued)
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A,
Pre-refunded 06/01/12,
8.000% 06/01/32	1,250,000	1,487,312
FL Lee County Industrial Development Authority
Shell Point Village,
Series 1999 A,
Pre-refunded 11/15/09,
5.500% 11/15/29	1,200,000	1,258,692
FL Orange County Health Facilities Authority
Orlando Regional Health Care System:
Series 1999 E,
Pre-refunded 10/01/09,
6.000% 10/01/26	20,000	21,120
Series 2002,
Pre-refunded 12/01/12,
5.750% 12/01/32	350,000	384,181
FL Tampa Bay Water Utility Systems
Series 1991 I,
Pre-refunded 10/01/11,
Insured: FGIC
7.427% 10/01/29(k)	7,500,000	8,668,275
GA Forsyth County Hospital Authority
Georgia Baptist Health Care System,
Series 1998,
Escrowed to Maturity,
6.000% 10/01/08	330,000	333,491
GA Municipal Electric Authority
Series 1991 V:
Escrowed to Maturity,
6.600% 01/01/18	690,000	819,113
Pre-refunded 01/01/13,
6.600% 01/01/18	75,000	86,897
IA Finance Authority
Care Initiatives,
Series 1996,
Pre-refunded 07/01/11,
9.250% 07/01/25	455,000	547,788
IL Health Facilities Authority
Lutheran Senior Ministries,
Series 2001 A,
Pre-refunded 08/15/11,
7.375% 08/15/31	1,300,000	1,485,471
IL University of Illinois
Series 2001 A,
Pre-refunded 08/15/11,
Insured: AMBAC
5.500% 08/15/16	1,425,000	1,524,308

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(h) — (continued)
MA Development Finance Agency
Western New England College,
Series 2002,
Pre-refunded 12/01/12,
6.125% 12/01/32	300,000	337,347
MA Health & Educational Facilities Authority
Milford-Whitinsville Regional Hospital,
Series 2002 D,
Pre-refunded 07/15/12,
6.350% 07/15/32	1,715,000	1,927,368
MN Carlton
Inter-Faith Social Services, Inc.,
Series 2000,
Pre-refunded 04/01/10,
7.500% 04/01/19	250,000	272,828
NC Eastern Municipal Power Agency
Series 1991 A,
Escrowed to Maturity,
6.500% 01/01/18	3,320,000	4,015,640
NH Health & Educational Facilities Authority
Catholic Medical Center,
Series 2002 A,
Pre-refunded 7/01/12,
6.125% 07/01/32	350,000	389,312
NJ Economic Development Authority
Seabrook Village, Inc.,
Series 2000 A,
Pre-refunded 11/15/10,
8.250% 11/15/30	1,625,000	1,858,252
NJ Tobacco Settlement Financing Corp.
Series 2003,
Pre-refunded 06/01/13,
6.750% 06/01/39	2,000,000	2,308,440
NV Henderson
St. Rose Dominican Hospital,
Series 1998 A,
Pre-refunded 07/01/08,
5.375% 07/01/26	790,000	808,040
NY Dormitory Authority
Memorial Sloan-Kettering Cancer Center,
Series 2003,
Escrowed to Maturity,
Insured: MBIA:
(a) 07/01/25	3,600,000	1,616,472
(a) 07/01/26	4,400,000	1,867,932
North Shore-Long Island Jewish Medical Center,
Series 2003,
Pre-refunded 05/01/13,
5.500% 05/01/33	400,000	438,232

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(h) — (continued)
NY New York City
Series 2003 J,
Pre-refunded 06/01/13,
5.500% 06/01/18	425,000	465,864
PA Lancaster Industrial Development Authority
Garden Spot Village,
Series 2000 A,
Pre-refunded 05/01/10,
7.625% 05/01/31	825,000	913,754
TX Tyler Health Facilities Development Corp.
Mother Frances Hospital,
Series 2001,
Pre-refunded 07/01/12,
6.000% 07/01/31	750,000	825,615
WI Health & Educational Facilities Authority
Attic Angel Obligated Group,
Series 1998,
Pre-refunded 11/17/08,
5.750% 11/15/27	2,125,000	2,213,464
Wheaton Franciscan Services,
Series 2002,
Pre-refunded 02/15/12,
5.750% 08/15/30	1,050,000	1,148,322
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/30	925,000	1,014,596
Refunded/Escrowed Total		62,632,540
Tobacco — 2.6%
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1,
6.750% 06/01/39	200,000	231,842
Series 2007 A-1,
5.750% 06/01/47	2,100,000	1,999,410
CA Silicon Valley Tobacco Securitization Authority
Series 2007 A,
(a) 06/01/36	3,000,000	455,850
IA Tobacco Settlement Authority
Series 2005 C,
5.625% 06/01/46	3,000,000	2,797,350
LA Tobacco Settlement Financing Corp.
Series 2001 B,
5.875% 05/15/39	1,000,000	986,480
MI Tobacco Settlement Finance Authority
Series 2007 A,
6.000% 06/01/48	5,000,000	4,987,400
NJ Tobacco Settlement Financing Corp.
Series 2007 1C,
(a) 06/01/41	7,500,000	809,850

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — (continued)
NY Nassau County Tobacco Settlement Corp.
Series 2006,
(a) 06/01/60	25,000,000	555,750
NY TSASC, Inc.
Series 2006 1,
5.125% 06/01/42	3,250,000	3,064,295
PR Commonwealth of Puerto Rico Children’s Trust Fund
Series 2005 B,
(a) 05/15/55	25,000,000	872,000
SC Tobacco Settlement Management Authority
Series 2001 B,
6.375% 05/15/28	1,000,000	1,028,280
VA Tobacco Settlement Financing Corp.
Series 2005,
5.625% 06/01/37	2,000,000	2,238,360
Tobacco Total		20,026,867
OTHER TOTAL		87,147,292
OTHER REVENUE — 2.9%
Hotels — 1.2%
MD Economic Development Corp.
Chesapeake Bay Conference Center,
Series 2006 A,
5.000% 12/01/31	2,250,000	2,044,575
MO St. Louis Industrial Development Authority
St. Louis Convention Center,
Series 2000,
Insured: AMBAC
(a) 07/15/18	3,000,000	1,902,090
NJ Middlesex County Improvement Authority
Heldrich Associates LLC:
Series 2005 B,
6.250% 01/01/37	4,250,000	4,193,305
Series 2005 C,
8.750% 01/01/37	1,250,000	1,216,362
Hotels Total		9,356,332
Recreation — 1.4%
CA Agua Caliente Band Cahuilla Indians
Series 2003,
6.000% 07/01/18	1,000,000	1,051,710

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
Recreation — (continued)
CA Cabazon Band Mission Indians
Series 2004:
8.375% 10/01/15(f)	485,000	504,123
8.750% 10/01/19(f)	1,800,000	1,862,946
CT Mashantucket Western Pequot Tribe
Series 1999 B,
(a) 09/01/15 (f)	2,000,000	1,345,260
CT Mohegan Tribe Gaming Authority
Series 2001,
6.250% 01/01/31(f)	475,000	489,901
FL Seminole Indian Tribe
Series 2007,
5.500% 10/01/24	2,000,000	2,040,080
IL Finance Authority Sports Facility
Leafs Hockey Club Project,
Series 2007 A,
6.000% 03/01/37	1,000,000	982,320
NY Liberty Development Corp.
National Sports Museum,
Series 2006 A,
6.125% 02/15/19(f)	1,250,000	1,276,575
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C,
5.625% 10/01/26 (f)	1,700,000	1,699,592
Recreation Total		11,252,507
Retail — 0.3%
LA Beauregard Parish
Office Max,
Series 2002,
6.800% 02/01/27	1,750,000	1,830,185
OH Lake County
North Madison Properties,
Series 1993,
8.819% 09/01/11	355,000	356,715
Retail Total		2,186,900
OTHER REVENUE TOTAL		22,795,739
RESOURCE RECOVERY — 1.4%
Disposal — 0.7%
FL Lee County Solid Waste Systems
Series 2006 A, AMT,
Insured: AMBAC
5.000% 10/01/17	2,010,000	2,113,093
OH Solid Waste
Republic Services, Inc.,
Series 2004, AMT,
4.250% 04/01/33	2,000,000	1,962,100

	Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — (continued)
Disposal — (continued)
UT Carbon County
Laidlaw Environmental,
Series 1997 A, AMT,
7.450% 07/01/17	1,500,000	1,530,450
Disposal Total		5,605,643
Resource Recovery — 0.7%
MA Development Finance Agency
Ogden Haverhill Associates,
Series 1999 A, AMT,
6.700% 12/01/14	750,000	791,603
MA Industrial Finance Agency
Ogden Haverhill Associates,
Series 1998 A, AMT:
5.500% 12/01/13	500,000	512,225
5.600% 12/01/19	1,000,000	1,023,170
NY Niagara County Industrial Development Agency
American REF-Fuel Co., LLC,
Series 2001 A, AMT,
5.450% 11/15/26	1,000,000	1,020,940
PA Delaware County Industrial Development Authority
American REF-Fuel Co.,
Series 1997 A,
6.200% 07/01/19	2,225,000	2,259,576
Resource Recovery Total		5,607,514
RESOURCE RECOVERY TOTAL		11,213,157
TAX-BACKED — 13.4%
Local Appropriated — 1.4%
CA Compton
Civic Center & Capital Improvements,
Series 1997 A,
5.500% 09/01/15	1,500,000	1,531,500
CA Southeast Resource Recovery Facilities Authority
Series 2003 B, AMT,
Insured: AMBAC
5.375% 12/01/18	2,000,000	2,107,620
MN Andover Economic Development Authority
Andover Community Center,
Series 2004,
5.200% 02/01/34	750,000	801,667
SC Berkeley County School District
Series 2003,
5.000% 12/01/28	2,000,000	2,024,220

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
SC Dorchester County School District No. 2
Series 2004,
5.250% 12/01/29	1,000,000	1,016,650
SC Lancaster Educational Assistance Program
Lancaster County School District,
Series 2004,
5.000% 12/01/26	1,350,000	1,349,905
SC Laurens County School District No. 55
Series 2005,
5.250% 12/01/30	1,400,000	1,415,652
SC Newberry County School District
Series 2005,
5.000% 12/01/30	750,000	734,828
Local Appropriated Total		10,982,042
Local General Obligations — 1.1%
CA Empire Union School District
Series 1987-1 A,
Insured: AMBAC
(a) 10/01/21	1,665,000	895,104
CA Los Angeles Unified School District
Series 2002 E,
Insured: MBIA
5.750% 07/01/16	800,000	917,496
CA Modesto High School District
Series 2002 A,
Insured: FGIC
(a) 08/01/19	2,650,000	1,595,671
CO Northwest Metropolitan District No. 3
Series 2005,
6.250% 12/01/35	1,000,000	1,006,240
CO Red Sky Ranch Metropolitan District
Series 2003,
6.050% 12/01/33	1,000,000	990,830
IL Hoffman Estates Park District
Series 2004,
5.250% 12/01/23	1,000,000	1,040,510
NY New York City
Series 2003 J,
5.500% 06/01/18	1,075,000	1,156,077
TX Dallas County Flood Control District
Series 2002,
7.250% 04/01/32	1,000,000	1,059,690
Local General Obligations Total		8,661,618
Special Non-Property Tax — 1.2%
IL Bolingbrook
Sales Tax Revenue,
Series 2005,
(l) 01/01/24
(6.250% 01/01/08)	1,500,000	1,496,310

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
KS Wyandotte County
Series 2005 B,
5.000% 12/01/20	625,000	631,225
Series 2006,
4.875% 10/01/28	2,080,000	1,937,915
NJ Economic Development Authority
Cigarette Tax,
Series 2004:
5.500% 06/15/31	315,000	324,044
5.750% 06/15/29	1,000,000	1,046,300
VA Peninsula Town Center Community Development Authority
Series 2007,
6.450% 09/01/37	4,000,000	4,096,720
Special Non-Property Tax Total		9,532,514
Special Property Tax — 6.6%
CA Carson Improvement Bond Act 1915
Series 1992,
7.375% 09/02/22	120,000	121,382
CA Huntington Beach Community Facilities District
Grand Coast Resort,
Series 2001-1,
6.450% 09/01/31	1,250,000	1,308,525
CA Irvine Improvement Bond Act 1915
No. 00-18-GRP 3,
Series 2003,
5.550% 09/02/26	500,000	503,730
CA Lincoln Community Facilities District No. 2003-1
Series 2004:
5.750% 09/01/20	450,000	508,631
5.900% 09/01/24	445,000	506,508
CA Oakdale Public Financing Authority
Central City Redevelopment Project,
Series 2004,
5.375% 06/01/33	2,000,000	2,021,620
CA Oceanside Community Development Commission
Downtown Redevelopment Project,
Series 2003,
5.700% 09/01/25	500,000	517,840
CA Orange County Community Facilities District
Ladera Ranch,
Series 2003 A,
5.550% 08/15/33	1,000,000	993,140

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
CA Orange County Improvement Bond Act 1915
Phase IV, No. 01-1-B,
Series 2003,
5.750% 09/02/33	1,000,000	1,010,910
CA Redwood City Community Facilities District No. 1
Series 2003 B,
6.000% 09/01/33	700,000	713,181
CA Temecula Valley Unified School District No. 1
Series 2003,
6.125% 09/01/33	600,000	613,068
FL Ave Maria Stewardship Community District
Series 2006 A,
5.125% 05/01/38	500,000	431,550
FL Brandy Creek Community Development District
Series 2003 A,
6.350% 05/01/34	940,000	1,027,176
FL Celebration Community Development District
Series 2003 A,
6.400% 05/01/34	970,000	1,052,557
FL Channing Park Development District
Series 2007,
5.300% 05/01/38	1,000,000	890,940
FL Colonial Country Club Community Development District
Series 2003,
6.400% 05/01/33	715,000	784,083
FL Double Branch Community Development District
Series 2002 A,
6.700% 05/01/34	675,000	749,952
FL Islands at Doral Southwest Community Development District
Series 2003,
6.375% 05/01/35	760,000	851,557
FL Lexington Oaks Community Development District
Series 1998 A,
6.125% 05/01/19	235,000	235,014
Series 2000 A,
7.200% 05/01/30	820,000	837,130
Series 2002 A,
6.700% 05/01/33	250,000	271,025
FL Middle Village Community Development District
Series 2004 A,
6.000% 05/01/35	2,000,000	2,024,420

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
FL Oakmont Grove Community Development District
Series 2007 A,
5.400% 05/01/38	1,200,000	1,085,688
Series 2007 B,
5.250% 05/01/12	1,000,000	987,650
FL Orlando
Conroy Road Interchange,
Series 1998 A:
5.500% 05/01/10	180,000	179,991
5.800% 05/01/26	600,000	586,638
FL Sarasota National Community Development District
Series 2003,
5.300% 05/01/39	4,000,000	3,548,800
FL Seven Oaks Community Development District II
Series 2004 A,
5.875% 05/01/35	475,000	452,889
Series 2004 B,
5.000% 05/01/09	470,000	466,964
FL Stoneybrook Community Development District
Series 1998 A,
6.100% 05/01/19	700,000	700,035
FL Sweetwater Creek Community Development District
Series 2007 A,
5.500% 05/01/38	1,000,000	900,720
FL Waterset North Community Development District
Series 2007 A,
6.600% 05/01/39	2,000,000	1,999,840
FL West Villages Improvement District
Series 2006,
5.500% 05/01/37	1,750,000	1,589,175
FL Westchester Community Development District No. 1
Series 2003,
6.125% 05/01/35	800,000	800,464
FL Westridge Community Development District
Series 2005,
5.800% 05/01/37	2,750,000	2,598,035
GA Atlanta
Eastside Project,
Series 2005 B,
5.600% 01/01/30	1,615,000	1,586,641

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
IL Annawan
Patriot Renewable Fuels LLC,
Series 2007,
5.625% 01/01/18	1,500,000	1,462,845
IL Chicago
Pilsen Redevelopment,
Series 2004 B,
6.750% 06/01/22	1,225,000	1,295,339
IL Du Page County Special Service Area No. 31
Monarch Landing Project,
Series 2006,
5.625% 03/01/36	750,000	740,010
IL Lincolnshire Special Services Area No. 1
Sedgebrook Project,
Series 2004,
6.250% 03/01/34	750,000	769,507
IL Plano Special Service Area No. 4
Lakewood Springs Project,
Series 2005 5-B,
6.000% 03/01/35	3,000,000	3,049,380
IL Rosemont
River Road Hotel Partners Project,
Series 2007,
5.100% 12/30/23	2,800,000	2,686,292
IL Volo Village Special Service Area No. 3
Symphony Meadows Project,
Series 2006-1,
6.000% 03/01/36	1,996,000	1,961,150
IN City of Portage
Ameriplex Project,
Series 2006,
5.000% 07/15/23	700,000	691,670
MI Pontiac Tax Increment Finance Authority
Development Area No. 3,
Series 2002,
6.375% 06/01/31	1,000,000	1,040,500
MO Fenton
Tax Increment Revenue,
Series 2006,
4.500% 04/01/21	465,000	464,781
MO Kansas City Tax Increment Financing Commission
Maincor Project, Inc.,
Series 2007 A,
5.250% 03/01/18	1,000,000	988,120
MO Riverside
Tax Increment Revenue,
Series 2004,
5.250% 05/01/20	1,275,000	1,291,651
Special Property Tax Total		51,898,714

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — 1.0%
CA Public Works Board
Department of Mental Health,
Coalinga State Hospital,
Series 2004 A,
5.500% 06/01/19	1,000,000	1,089,860
LA Military Department
Custody Receipts,
Series 2006,
5.000% 08/01/24	4,330,000	4,425,953
NY Triborough Bridge & Tunnel Authority
Javits Convention Center,
Series 1990 E,
7.250% 01/01/10	975,000	1,015,316
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
5.750% 08/01/27(g)	1,465,000	1,559,273
State Appropriated Total		8,090,402
State General Obligations — 2.1%
CA State
Series 2003:
5.250% 02/01/20	2,000,000	2,190,420
5.250% 02/01/23	800,000	877,112
MA Bay Transportation Authority
Series 1992 B,
Insured: MBIA
6.200% 03/01/16	5,825,000	6,609,453
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2006 B,
5.000% 07/01/35	5,000,000	5,034,900
PR Commonwealth of Puerto Rico
Series 2004 A,
5.000% 07/01/30	1,390,000	1,447,157
State General Obligations Total		16,159,042
TAX-BACKED TOTAL		105,324,332
TRANSPORTATION — 5.9%
Air Transportation — 1.9%
CA Los Angeles Regional Airports Improvement Corp.
American Airlines, Inc.,
Series 2000 C, AMT,
7.500% 12/01/24	400,000	435,308

	Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Air Transportation — (continued)
FL Capital Trust Agency
Air Cargo-Orlando,
Series 2003, AMT,
6.750% 01/01/32	650,000	684,067
IN Indianapolis Airport Authority
Fed Ex Corp.,
Series 2004, AMT,
5.100% 01/15/17	1,000,000	1,022,520
NC Charlotte/Douglas International Airport
US Airways, Inc.:
Series 1998, AMT,
5.600% 07/01/27	1,500,000	1,454,565
Series 2000, AMT,
7.750% 02/01/28	1,250,000	1,309,825
NJ Economic Development Authority
Continental Airlines, Inc.:
Series 1999, AMT:
6.250% 09/15/19	1,000,000	1,010,730
6.250% 09/15/29	500,000	505,365
Series 2003, AMT,
9.000% 06/01/33	1,000,000	1,168,080
NY New York City Industrial Development Agency
American Airlines, Inc.,
Series 2005, AMT,
7.750% 08/01/31	1,000,000	1,145,130
Terminal One Group Association LP,
Series 2005, AMT,
5.500% 01/01/21	1,250,000	1,330,013
PA Philadelphia Authority for Industrial Development
Aero Philadelphia,
Series 1999, AMT:
5.250% 01/01/09	140,000	140,221
5.500% 01/01/24	1,000,000	982,010
TX Dallas-Fort Worth International Airport
American Airlines, Inc.,
Series 2000 A, AMT,
9.000% 05/01/29	2,250,000	2,645,527
TX Houston Industrial Development Corp.
United Parcel Service,
Series 2002, AMT,
6.000% 03/01/23	970,000	989,817
Air Transportation Total		14,823,178
Airports — 1.5%
DC Metropolitan Washington Airports Authority
Series 2003 A, AMT,
Insured: FGIC
5.000% 10/01/33	1,500,000	1,512,375

	Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Airports — (continued)
MO Branson Regional Airport Transportation Development District
Branson Airport LLC:
Series 2007 A,
6.000% 07/01/37	500,000	498,570
Series 2007 B,
6.000% 07/01/37	1,300,000	1,281,059
NC Charlotte/Douglas International Airport
Series 1999, AMT,
Insured: MBIA
7.990% 04/20/19(f)(j)	8,000,000	8,317,680
Airports Total		11,609,684
Ports — 1.0%
WA Port of Seattle
Series 2000 B, AMT,
Insured: MBIA
7.404% 02/01/11(f)(j)	7,500,000	8,005,950
Ports Total		8,005,950
Toll Facilities — 1.0%
CO E-470 Public Highway Authority
Series 2000 B,
Insured: MBIA
(a) 09/01/18	4,000,000	2,503,120
CO Northwest Parkway Public Highway Authority
Series 2001 D,
7.125% 06/15/41	2,750,000	2,909,252
NY Thruway Authority
Second General Highway & Bridge Trust Fund,
Series 2005 B,
Insured: AMBAC
5.500% 04/01/20	2,310,000	2,616,722
Toll Facilities Total		8,029,094
Transportation — 0.5%
NV Department of Business & Industry
Las Vegas Monorail Co.,
Series 2000,
7.375% 01/01/40	3,750,000	3,771,413
Transportation Total		3,771,413
TRANSPORTATION TOTAL		46,239,319
UTILITIES — 8.2%
Independent Power Producers — 1.3%
NY Port Authority of New York & New Jersey
KIAC Partners,
Series 1996 IV, AMT:
6.750% 10/01/11	3,000,000	3,046,230

	Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Independent Power Producers — (continued)
6.750% 10/01/19	120,000	121,640
OR Western Generation Agency
Wauna Cogeneration Project,
Series 2006 A,
5.000% 01/01/20	2,235,000	2,098,240
PA Carbon County Industrial Development Authority
Panther Creek Partners,
Series 2000, AMT,
6.650% 05/01/10	605,000	627,996
PA Economic Development Financing Authority
Colver Project,
Series 2005, AMT,
5.125% 12/01/15	825,000	822,278
Northampton Generating,
Series 1994 A, AMT,
6.500% 01/01/13	3,000,000	3,005,070
Independent Power Producers Total		9,721,454
Investor Owned — 5.1%
AZ Maricopa County Pollution Control Corp.
Southern California Edison Co.,
Series 2000 A,
2.900% 06/01/35	1,000,000	980,750
CA Chula Vista Industrial Development Authority
San Diego Gas & Electric Co.,
Series 1996 B, AMT,
5.500% 12/01/21	1,275,000	1,341,338
IL Development Finance Authority
Peoples Gas Light & Coke Co.,
Series 2003 E, AMT,
Insured: AMBAC
4.875% 11/01/38	2,500,000	2,530,525
IN Petersburg
Indianapolis Power & Light Co.,
Series 1991,
5.750% 08/01/21	1,000,000	1,021,410
LA Calcasieu Parish Industrial Development Board
Entergy Gulf States, Inc.,
Series 1999,
5.450% 07/01/10	500,000	500,090
LA West Feliciana Parish
Entergy Gulf States, Inc.,
Series 1999 B,
6.600% 09/01/28	250,000	250,713
MS Business Finance Corp.
Systems Energy Resources, Inc.,
Series 1999,
5.900% 05/01/22	1,500,000	1,500,570

	Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — (continued)
MT Forsyth
Portland General,
Series 1998 A,
5.200% 05/01/33	375,000	381,510
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Carolina Power & Light Co.,
Series 2002,
5.375% 02/01/17	2,000,000	2,102,460
NH Business Finance Authority
Public Service Co.,
Series 2006 B, AMT,
Insured: MBIA
4.750% 05/01/21	7,250,000	7,300,822
NM Farmington
Tucson Electric Power Co.,
Series 1997 A,
6.950% 10/01/20	2,000,000	2,057,240
NV Clark County Industrial Development Authority
Nevada Power Co.:
Series 1995 B, AMT,
5.900% 10/01/30	2,135,000	2,143,839
Series 1997 A, AMT,
5.900% 11/01/32	750,000	750,023
Southern California Edison Co.,
Series 2000 A, AMT,
3.250% 06/01/31	1,000,000	983,510
PA Economic Development Financing Authority
Reliant Energy, Inc.,
Series 2001 A, AMT,
6.750% 12/01/36	800,000	868,744
SC Berkeley County Pollution Control Facilities Authority
South Carolina Generating Co. Project,
Series 2003,
4.875% 10/01/14	1,500,000	1,559,985
TX Brazos River Authority
TXU Energy Co., LLC:
Series 2001 C, AMT,
5.750% 05/01/36	515,000	513,682
Series 2003 C, AMT,
6.750% 10/01/38	1,180,000	1,229,949
TX Matagorda County Navigation District No. 1
AEP Texas Project,
Series 2005 A,
Insured: AMBAC
4.400% 05/01/30	7,500,000	7,074,900

	Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — (continued)
WY Campbell County
Black Hills Power, Inc.,
Series 2004,
5.350% 10/01/24	3,250,000	3,256,662
WY Converse County
PacifiCorp,
Series 1988,
3.900% 01/01/14	1,500,000	1,469,670
Investor Owned Total		39,818,392
Joint Power Authority — 0.4%
NC Eastern Municipal Power Agency
Series 1991 A,
6.500% 01/01/18	1,680,000	1,976,201
Series 2003 C,
5.375% 01/01/17	1,000,000	1,049,560
Joint Power Authority Total		3,025,761
Municipal Electric — 0.6%
GA Municipal Electric Authority
Series 1991 V,
6.600% 01/01/18	3,300,000	3,807,936
PR Electric Power Authority
Series 1998 NN,
5.500% 07/01/20	1,005,000	1,111,982
Municipal Electric Total		4,919,918
Water & Sewer — 0.8%
AZ Surprise Municipal Property Corp.
Series 2007,
4.900% 04/01/32	2,000,000	1,923,820
MS V Lakes Utility District
Series 1994,
8.250% 07/15/24(m)	400,000	240,000
NH Industrial Development Authority
Pennichuck Water Works, Inc.,
Series 1988, AMT,
7.500% 07/01/18	345,000	401,922
PA Dauphin County Industrial Development Authority
Dauphin Water Supply Co.,
Series 1992 A, AMT,
6.900% 06/01/24	3,200,000	3,944,800
Water & Sewer Total		6,510,542
UTILITIES TOTAL		63,996,067

Total Municipal Bonds (cost of $764,067,429)		772,621,257

	Par ($)	Value ($)
Municipal Preferred Stocks — 1.5%
HOUSING — 1.5%
Multi-Family — 1.5%
Charter Mac Equity Issuer Trust
AMT:
6.300% 04/30/19(f)	1,000,000	1,082,800
Series 1999,
6.625% 06/30/09(f)	2,000,000	2,076,040
Series 2000,
7.600% 11/30/10(f)	1,500,000	1,627,185
GMAC Municipal Mortgage Trust
AMT:
5.600% 10/31/39(f)	1,000,000	1,024,200
5.700% 10/31/40(f)	4,500,000	4,499,910
MuniMae Trust
AMT,
5.800% 06/30/49(f)	1,000,000	1,031,140
Multi-Family Total		11,341,275
HOUSING TOTAL		11,341,275

Total Municipal Preferred Stocks (cost of $10,873,700)		11,341,275

	Shares
Investment Company — 0.0%
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 3.230%)	45,434	45,434

Total Investment Company (cost of $45,433)		45,434

	Par ($)
Short-Term Obligations — 0.2%
VARIABLE RATE DEMAND NOTES (n) — 0.2%
MO Health & Educational Facilities Authority
St. Louis University,
Series 2005 A,
Insured: MBIA,
SPA: Bank of New York
4.000% 10/01/35	300,000	300,000
TX Harris County Health Facilities Development Corp.
Texas Children’s Hospital,
Series 1999 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
4.070% 10/01/29	1,200,000	1,200,000
WA Housing Finance Commission
Franke Tobey Jones,
Series 2003,
LOC: Wells Fargo Bank N.A.
4.000% 09/01/33	300,000	300,000

	Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES (n) — (continued)
WY Uinta County
Chevron Corp.,
Series 1993,
4.000% 08/15/20	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL		1,900,000

Total Short-Term Obligations (cost of $1,900,000)		1,900,000

Total Investments — 100.2% (cost of $776,886,562)(o)(p)		785,907,966

Other Assets & Liabilities, Net — (0.2)%		(1,506,070)

Net Assets — 100.0%		784,401,896

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At September 30, 2007, the value of these securities amounted to $963,744, which represents 0.1% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
CA Statewide Communities Development Authority
Crossroads School of Arts & Sciences, Series 1998,
6.000% 08/01/28	08/21/98	265,000
6.000% 08/01/28	08/31/98	700,000
		$965,000

(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At September 30, 2007, the value of these securities amounted to $6,472, which represents less than 0.1% of net assets.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Step bond. The coupon on these bonds will change to the coupon shown in parentheses on the date indicated.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid except as listed below, amounted to $46,408,464, which represents 5.9% of net assets.

	Acquisition		Acquisition
Security	Date	Par	Cost	Value
Resolution Trust Corp. Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16	11/12/93	$455,481	$463,388	$452,543

(g)	Security purchased on a delayed delivery basis.

(h)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(i)	The security or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2007, the total market value of securities pledged amounted to $4,664,837.

(j)

Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. These securities amount to $27,081,430 and serve as collateral in the transactions.

(k)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

(l)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(m)	The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2007, the value of this security amounted to $240,000, which represents less than 0.1% of net assets.

(n)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2007.

(o)	Cost for federal income tax purposes is $776,521,633.

(p)	Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$24,958,460	$(15,572,127)	$9,386,333

At  September 30, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	1,147	$125,345,594	$125,610,694	Dec-07	$(265,100)
U.S. Treasury Bonds	19	2,115,531	2,129,129	Dec-07	(13,598)
					$(278,698)

Acronym	Name

ABAG	Association of Bay Area Governments
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
HFDC	Health Facility Development Corporation
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Small Cap Value Fund I

	Shares	Value ($)*
Common Stocks — 100.0%
CONSUMER DISCRETIONARY — 10.2%
Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.	77,330	1,952,583
BorgWarner, Inc.	62,880	5,755,406
Modine Manufacturing Co.	145,943	3,885,003
Auto Components Total		11,592,992
Distributors — 0.3%
Building Materials Holding Corp.	313,486	3,316,682
Distributors Total		3,316,682
Diversified Consumer Services — 0.4%
Regis Corp.	131,820	4,206,376
Diversified Consumer Services Total		4,206,376
Hotels, Restaurants & Leisure — 1.5%
Bob Evans Farms, Inc.	127,100	3,835,878
CEC Entertainment, Inc. (a)	102,600	2,756,862
Landry’s Restaurants, Inc.	171,190	4,529,687
O’Charleys, Inc.	133,850	2,029,166
Vail Resorts, Inc. (a)	35,950	2,239,326
Hotels, Restaurants & Leisure Total		15,390,919
Household Durables — 2.4%
American Greetings Corp., Class A	321,320	8,482,848
CSS Industries, Inc.	93,704	3,370,533
Ethan Allen Interiors, Inc.	120,960	3,954,182
Furniture Brands International, Inc.	261,370	2,650,292
Kimball International, Inc., Class B	208,510	2,372,844
Skyline Corp.	105,223	3,165,108
Household Durables Total		23,995,807
Leisure Equipment & Products — 0.2%
Nautilus Group, Inc.	204,794	1,632,208
Leisure Equipment & Products Total		1,632,208
Multiline Retail — 0.2%
99 Cents Only Stores (a)	180,280	1,851,476
Multiline Retail Total		1,851,476
Specialty Retail — 2.5%
America’s Car-Mart, Inc. (a)	388,220	4,390,768
Collective Brands, Inc. (a)	142,680	3,147,521
GameStop Corp., Class A (a)	84,044	4,735,880
Monro Muffler Brake, Inc.	158,571	5,358,114
Rent-A-Center, Inc. (a)	270,795	4,909,513

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
Zale Corp. (a)	129,980	3,007,737
Specialty Retail Total		25,549,533
Textiles, Apparel & Luxury Goods — 1.5%
Delta Apparel, Inc.	115,300	1,971,630
Hampshire Group Ltd. (a)	210,152	3,183,803
Hartmarx Corp. (a)	397,743	1,948,940
K-Swiss, Inc., Class A	98,500	2,256,635
Wolverine World Wide, Inc.	227,860	6,243,364
Textiles, Apparel & Luxury Goods Total		15,604,372
CONSUMER DISCRETIONARY TOTAL		103,140,365
CONSUMER STAPLES — 4.8%
Beverages — 0.3%
MGP Ingredients, Inc.	304,801	3,130,306
Beverages Total		3,130,306
Food & Staples Retailing — 1.5%
BJ’s Wholesale Club, Inc. (a)	118,270	3,921,833
Ruddick Corp.	88,000	2,951,520
Weis Markets, Inc.	186,519	7,962,496
Food & Staples Retailing Total		14,835,849
Food Products — 3.0%
American Italian Pasta Co., Class A (a)	202,027	1,663,692
Flowers Foods, Inc.	210,703	4,593,326
Fresh Del Monte Produce, Inc.	154,434	4,439,978
J & J Snack Foods Corp.	102,984	3,585,903
Lancaster Colony Corp.	111,593	4,259,505
Lance, Inc.	150,720	3,469,574
Maui Land & Pineapple Co., Inc. (a)	118,762	3,615,115
Ralcorp Holdings, Inc. (a)	90,400	5,046,128
Food Products Total		30,673,221
CONSUMER STAPLES TOTAL		48,639,376
ENERGY — 6.2%
Energy Equipment & Services — 2.1%
Complete Production Services, Inc. (a)	86,604	1,773,650
Grey Wolf, Inc. (a)	588,600	3,855,330
Key Energy Services, Inc. (a)	167,800	2,852,600
Lufkin Industries, Inc.	88,228	4,854,305
Oil States International, Inc. (a)	73,270	3,538,941

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Energy Equipment & Services — (continued)
TriCo Marine Services, Inc. (a)	161,459	4,811,478
Energy Equipment & Services Total		21,686,304
Oil, Gas & Consumable Fuels — 4.1%
Alpha Natural Resources, Inc. (a)	173,940	4,040,626
Aurora Oil & Gas Corp. (a)	353,014	508,340
Bois d’Arc Energy, Inc. (a)	137,171	2,629,568
Comstock Resources, Inc. (a)	60,250	1,858,110
Harvest Natural Resources, Inc. (a)	389,050	4,645,257
Nordic American Tanker Shipping (b)	118,327	4,643,151
Peabody Energy Corp.	85,200	4,078,524
Range Resources Corp.	221,780	9,017,575
Stone Energy Corp. (a)	80,550	3,222,805
Swift Energy Co. (a)	54,830	2,243,644
Western Refining, Inc.	107,546	4,364,217
Oil, Gas & Consumable Fuels Total		41,251,817
ENERGY TOTAL		62,938,121
FINANCIALS — 27.0%
Capital Markets — 0.8%
Piper Jaffray Companies, Inc. (a)	101,280	5,428,608
Thomas Weisel Partners Group, Inc. (a)	184,103	2,671,334
Capital Markets Total		8,099,942
Commercial Banks — 9.1%
BancFirst Corp.	85,664	3,843,744
BancTrust Financial Group, Inc.	168,738	2,686,309
Bank of Granite Corp.	268,651	3,648,281
BankFinancial Corp.	247,100	3,909,122
Beneficial Mutual Bancorp, Inc. (a)	92,582	902,674
Bryn Mawr Bank Corp.	163,284	3,553,060
Capitol Bancorp Ltd.	187,149	4,646,910
Central Pacific Financial Corp.	153,023	4,468,272
Chemical Financial Corp.	223,533	5,420,675
Columbia Banking System, Inc.	143,175	4,555,828
Community Trust Bancorp, Inc.	106,571	3,201,393
First Citizens BancShares, Inc., Class A	26,007	4,535,621
First Financial Corp.	152,063	4,607,509
First National Bank of Alaska	1,297	2,658,850
Mass Financial Corp., Class A (a)	284,270	1,193,934
Merchants Bancshares, Inc.	156,454	3,637,555
Northrim BanCorp, Inc.	148,882	3,707,159

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
S&T Bancorp, Inc.	76,916	2,468,234
Sandy Spring Bancorp, Inc.	20,096	605,291
South Financial Group, Inc.	258,550	5,879,427
Sterling Bancorp NY	250,206	3,502,884
Taylor Capital Group, Inc.	163,535	4,567,533
UMB Financial Corp.	164,789	7,062,857
Whitney Holding Corp.	244,670	6,454,395
Commercial Banks Total		91,717,517
Consumer Finance — 1.5%
Advance America Cash Advance Centers, Inc.	533,810	5,695,753
Cash America International, Inc.	250,350	9,413,160
Consumer Finance Total		15,108,913
Diversified Financial Services — 0.4%
Medallion Financial Corp.	380,861	4,147,576
Diversified Financial Services Total		4,147,576
Insurance — 7.8%
American Physicians Capital, Inc.	136,434	5,315,469
Baldwin & Lyons, Inc., Class B	158,262	4,322,135
CNA Surety Corp. (a)	274,919	4,846,822
Commerce Group, Inc.	181,450	5,347,331
Delphi Financial Group, Inc., Class A	176,387	7,129,563
EMC Insurance Group, Inc.	138,019	3,587,114
Harleysville Group, Inc.	117,644	3,762,255
Horace Mann Educators Corp.	280,193	5,522,604
IPC Holdings Ltd.	111,100	3,205,235
National Western Life Insurance Co., Class A	15,248	3,902,878
Navigators Group, Inc. (a)	165,610	8,984,342
Phoenix Companies, Inc.	453,361	6,396,924
ProCentury Corp.	345,055	5,048,155
RLI Corp.	99,261	5,630,084
United America Indemnity Ltd., Class A (a)	294,281	6,329,984
Insurance Total		79,330,895
Real Estate Investment Trusts (REITs) — 4.5%
Colonial Properties Trust	114,750	3,935,925
Franklin Street Properties Corp.	332,820	5,741,145
Getty Realty Corp.	128,347	3,491,038
Healthcare Realty Trust, Inc.	203,930	5,436,774

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
Lexington Realty Trust	264,625	5,295,146
Potlatch Corp.	144,770	6,518,993
Sun Communities, Inc.	207,898	6,253,572
Swa REIT Ltd. (a)	298,842	531,939
Universal Health Realty Income Trust	121,373	4,312,383
Urstadt Biddle Properties, Inc., Class A	246,632	3,815,397
Real Estate Investment Trusts (REITs) Total		45,332,312
Thrifts & Mortgage Finance — 2.9%
Bank Mutual Corp.	339,076	3,997,706
Brookline Bancorp, Inc.	440,100	5,100,759
Corus Bankshares, Inc. (b)	451,593	5,879,741
Flagstar BanCorp, Inc.	425,665	4,141,720
TrustCo Bank Corp. NY	328,274	3,588,035
Washington Federal, Inc.	139,000	3,650,140
Westfield Financial, Inc.	333,180	3,235,178
Thrifts & Mortgage Finance Total		29,593,279
FINANCIALS TOTAL		273,330,434
HEALTH CARE — 9.1%
Health Care Equipment & Supplies — 1.8%
Analogic Corp.	55,630	3,546,969
Haemonetics Corp. (a)	103,600	5,119,912
STERIS Corp.	265,360	7,252,289
Vital Signs, Inc.	44,744	2,332,952
Health Care Equipment & Supplies Total		18,252,122
Health Care Providers & Services — 4.9%
Amedisys, Inc. (a)	82,430	3,166,960
AmSurg Corp. (a)	131,000	3,022,170
Cross Country Healthcare, Inc. (a)	244,004	4,262,750
Gentiva Health Services, Inc. (a)	255,640	4,910,844
Kindred Healthcare, Inc. (a)	225,100	4,031,541
NovaMed, Inc. (a)	532,539	2,316,544
Owens & Minor, Inc.	124,130	4,728,112
Pediatrix Medical Group, Inc. (a)	172,914	11,312,034
RehabCare Group, Inc. (a)	133,847	2,354,369
Res-Care, Inc. (a)	251,608	5,746,727
U.S. Physical Therapy, Inc. (a)	145,085	2,147,258
VistaCare, Inc. (a)	218,500	1,428,990
Health Care Providers & Services Total		49,428,299
Life Sciences Tools & Services — 1.7%
Bio-Rad Laboratories, Inc., Class A (a)	67,920	6,146,760

5

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — (continued)
PAREXEL International Corp. (a)	188,280	7,770,315
Varian, Inc. (a)	56,260	3,578,699
Life Sciences Tools & Services Total		17,495,774
Pharmaceuticals — 0.7%
Alpharma, Inc., Class A	175,410	3,746,758
Sciele Pharma, Inc. (a)	121,520	3,161,950
Pharmaceuticals Total		6,908,708
HEALTH CARE TOTAL		92,084,903
INDUSTRIALS — 17.2%
Aerospace & Defense — 1.8%
AAR Corp. (a)	204,344	6,199,797
Esterline Technologies Corp. (a)	150,370	8,578,608
Moog, Inc., Class A (a)	81,320	3,573,201
Aerospace & Defense Total		18,351,606
Airlines — 0.9%
AirTran Holdings, Inc. (a)	260,550	2,563,812
JetBlue Airways Corp. (a)	301,000	2,775,220
Skywest, Inc.	176,100	4,432,437
Airlines Total		9,771,469
Building Products — 1.6%
Goodman Global, Inc. (a)	151,432	3,616,196
Lennox International, Inc.	109,640	3,705,832
NCI Building Systems, Inc. (a)	146,780	6,342,364
Universal Forest Products, Inc.	73,840	2,207,816
Building Products Total		15,872,208
Commercial Services & Supplies — 3.9%
ABM Industries, Inc.	127,950	2,556,441
Casella Waste Systems, Inc., Class A (a)	245,868	3,083,185
CBIZ, Inc. (a)	332,601	2,644,178
Consolidated Graphics, Inc. (a)	142,220	8,929,994
Healthcare Services Group, Inc.	309,532	6,274,214
IKON Office Solutions, Inc.	270,364	3,474,177
Korn/Ferry International (a)	197,740	3,264,687
Navigant Consulting, Inc. (a)	218,400	2,764,944
TeleTech Holdings, Inc. (a)	98,420	2,353,222
United Stationers, Inc. (a)	78,930	4,382,194
Commercial Services & Supplies Total		39,727,236

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 1.6%
EMCOR Group, Inc. (a)	219,800	6,892,928
KHD Humboldt Wedag International Ltd. (a)	297,642	9,078,081
Construction & Engineering Total		15,971,009
Electrical Equipment — 2.3%
Belden CDT, Inc.	107,950	5,063,934
Genlyte Group, Inc. (a)	100,326	6,446,949
Woodward Governor Co.	185,900	11,600,160
Electrical Equipment Total		23,111,043
Machinery — 1.8%
EnPro Industries, Inc. (a)	175,592	7,129,035
Harsco Corp.	147,506	8,742,681
Kadant, Inc. (a)	77,949	2,182,572
Machinery Total		18,054,288
Road & Rail — 2.2%
Amerco, Inc. (a)	55,950	3,550,587
Dollar Thrifty Automotive Group, Inc. (a)	85,100	2,952,119
Genesee & Wyoming, Inc., Class A (a)	101,660	2,931,874
Heartland Express, Inc.	193,575	2,764,251
Ryder System, Inc.	75,800	3,714,200
Werner Enterprises, Inc.	351,750	6,032,513
Road & Rail Total		21,945,544
Trading Companies & Distributors — 1.1%
Kaman Corp.	156,373	5,404,251
Watsco, Inc.	132,830	6,167,297
Trading Companies & Distributors Total		11,571,548
INDUSTRIALS TOTAL		174,375,951
INFORMATION TECHNOLOGY — 13.0%
Communications Equipment — 2.1%
Anaren, Inc. (a)	268,550	3,786,555
Bel Fuse, Inc., Class B	66,600	2,308,356
Black Box Corp.	99,677	4,262,189
Dycom Industries, Inc. (a)	212,100	6,496,623
Polycom, Inc. (a)	108,400	2,911,624
Tollgrade Communications, Inc. (a)	176,193	1,783,073
Communications Equipment Total		21,548,420
Computers & Peripherals — 1.3%
Electronics for Imaging, Inc. (a)	202,750	5,445,865
Emulex Corp. (a)	192,660	3,693,292
Imation Corp.	93,500	2,293,555

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — (continued)
QLogic Corp. (a)	164,240	2,209,028
Computers & Peripherals Total		13,641,740
Electronic Equipment & Instruments — 3.7%
Agilysys, Inc.	300	5,070
Anixter International, Inc. (a)	103,400	8,525,330
Benchmark Electronics, Inc. (a)	209,050	4,990,024
Brightpoint, Inc. (a)	438,514	6,582,095
Coherent, Inc. (a)	87,568	2,809,181
MTS Systems Corp.	122,404	5,092,006
NAM TAI Electronics, Inc.	334,053	4,202,387
Vishay Intertechnology, Inc. (a)	373,318	4,864,334
Electronic Equipment & Instruments Total		37,070,427
IT Services — 1.7%
CACI International, Inc., Class A (a)	79,830	4,078,515
CSG Systems International, Inc. (a)	129,568	2,753,320
MAXIMUS, Inc.	75,290	3,281,138
MPS Group, Inc. (a)	611,146	6,814,278
IT Services Total		16,927,251
Semiconductors & Semiconductor Equipment — 2.3%
Actel Corp. (a)	235,407	2,525,917
Advanced Energy Industries, Inc. (a)	126,790	1,914,529
Asyst Technologies, Inc. (a)	269,436	1,425,316
ATMI, Inc. (a)	56,960	1,694,560
Cabot Microelectronics Corp. (a)	50,190	2,145,623
Exar Corp. (a)	211,600	2,763,496
Fairchild Semiconductor International, Inc. (a)	164,350	3,070,058
RF Micro Devices, Inc. (a)	416,970	2,806,208
Standard Microsystems Corp. (a)	73,489	2,823,447
Varian Semiconductor Equipment Associates, Inc. (a)	35,852	1,918,799
Semiconductors & Semiconductor Equipment Total		23,087,953
Software — 1.9%
ACI Worldwide, Inc. (a)	147,000	3,285,450
Captaris, Inc. (a)	425,413	2,250,435
Lawson Software, Inc. (a)	175,190	1,753,652
MSC.Software Corp. (a)	336,620	4,584,764
Progress Software Corp. (a)	102,000	3,090,600

8

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
Sybase, Inc. (a)	178,350	4,125,235
Software Total		19,090,136
INFORMATION TECHNOLOGY TOTAL		131,365,927
MATERIALS — 7.2%
Chemicals — 2.0%
H.B. Fuller Co.	293,500	8,711,080
Minerals Technologies, Inc.	87,100	5,835,700
Sensient Technologies Corp.	200,900	5,799,983
Chemicals Total		20,346,763
Construction Materials — 0.5%
Eagle Materials, Inc.	138,380	4,945,701
Construction Materials Total		4,945,701
Containers & Packaging — 2.1%
AptarGroup, Inc.	207,900	7,873,173
Greif, Inc., Class A	140,918	8,550,904
Greif, Inc., Class B	99,733	5,634,915
Containers & Packaging Total		22,058,992
Metals & Mining — 1.8%
Carpenter Technology Corp.	41,220	5,359,012
Haynes International, Inc. (a)	39,670	3,386,628
Metal Management, Inc.	83,433	4,522,069
Worthington Industries, Inc.	206,350	4,861,606
Metals & Mining Total		18,129,315
Paper & Forest Products — 0.8%
Glatfelter Co.	291,650	4,328,086
Mercer International, Inc. (a)	376,679	3,559,616
Paper & Forest Products Total		7,887,702
MATERIALS TOTAL		73,368,473
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.5%
North Pittsburgh Systems, Inc.	127,193	3,022,106
Warwick Valley Telephone Co.	177,900	2,490,600
Diversified Telecommunication Services Total		5,512,706
TELECOMMUNICATION SERVICES TOTAL		5,512,706
UTILITIES — 4.8%
Electric Utilities — 2.9%
ALLETE, Inc.	100,650	4,505,094
El Paso Electric Co. (a)	226,359	5,235,684
Hawaiian Electric Industries, Inc.	161,160	3,498,784
Maine & Maritimes Corp. (a)	41,173	1,166,019

9

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Electric Utilities — (continued)
MGE Energy, Inc.	134,853	4,509,484
Otter Tail Corp.	106,759	3,805,958
Portland General Electric Co.	69,872	1,942,442
UIL Holdings Corp.	136,986	4,315,059
Electric Utilities Total		28,978,524
Gas Utilities — 1.1%
Northwest Natural Gas Co.	117,550	5,372,035
WGL Holdings, Inc.	173,000	5,862,970
Gas Utilities Total		11,235,005
Multi-Utilities — 0.8%
CH Energy Group, Inc.	171,315	8,188,857
Multi-Utilities Total		8,188,857
UTILITIES TOTAL		48,402,386

Total Common Stocks (cost of $804,357,949)		1,013,158,642
Securities Lending Collateral — 1.0%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 5.320%) (c)	10,323,110	10,323,110

Total Securities Lending Collateral (cost of $10,323,110)		10,323,110

	Par ($)
Short-Term Obligation — 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 3.910%, collateralized by a U.S. Treasury Obligation maturing 05/15/20, market value $2,671,165 (repurchase proceeds $2,617,853)	2,617,000	2,617,000

Total Short-Term Obligation (cost of $2,617,000)		2,617,000

10

Total Investments — 101.3% (cost of $817,298,059)(d)(e)	1,026,098,752

Other Assets & Liabilities, Net — (1.3)%	(13,026,237)

Net Assets — 100.0%	1,013,072,515

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 is $9,981,087.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $817,298,059.

(e)	Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$262,062,152	$(53,261,459)	$208,800,693

11

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 21, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 21, 2007